Property and equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Property and equipment

Note 3—Property and equipment

Property and equipment, net is comprised of the following as of September 30, 2021 and December 31, 2020 (in thousands):

	September 30, 2021	December 31, 2020
Computers, equipment and software	$2,811	$2,431
Customer equipment	989	913
Furniture and fixtures	1,367	1,130
Leasehold improvements	3,679	3,020
	8,846	7,494
Less accumulated amortization and depreciation	(6,395)	(5,205)
Property and equipment, net	$2,451	$2,289

Property and equipment amortization and depreciation expense reflected in operating expense for the three months ended September 30, 2021 and 2020 was $0.4 million and $0.4 million, respectively. Property and equipment amortization and depreciation expense for the nine months ended September 30, 2021 and 2020 was $1.2 million and $1.2 million, respectively

Note 3—Property and equipment

Property and equipment, net is comprised of the following at December 31 (in thousands):

	2020	2019
Computers, equipment and software	$2,431	$1,846
Customer equipment	913	295
Furniture and fixtures	1,130	1,130
Leasehold improvements	3,020	2,935
	7,494	6,206
Less accumulated amortization and depreciation	(5,205)	(3,572)
Property and equipment, net	$2,289	$2,634

Property and equipment amortization and depreciation expense for the years ended December 31, 2020 and 2019 totaled $1.6 million and $1.4 million, respectively.